SCHEDULE OF INVENTORY (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	[1]	$ 2,888,022	$ 3,287,637
Raw materials	[2]	5,979,814	2,426,168
WIP	[3]	18,501	23,976
Total Inventory		$ 8,886,337	$ 5,737,781

[1]	Finished goods includes electric vehicles and accessories.
[2]	Raw materials mainly include parts, and battery cells.
[3]	Work-in-process includes cost incurred to build prototypes with customized software.